Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The following tables set forth a summary of transactions and balances with significant related parties:

(in thousands)	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total
Condensed Consolidated Statements of Income

Three Months Ended June 30, 2026
Revenue	$—	$—	$47	$513	$—	$560
Interest expense, net	(49)	(13)	—	—	—	(62)

Six Months Ended June 30, 2026
Revenue	$—	$—	$175	$712	$—	$887
Interest expense, net	(2,182)	(538)	—	—	—	(2,720)
Condensed Consolidated Balance Sheets

As of June 30, 2026
Related party accounts receivable	$—	$—	$1,305	$300	$—	$1,605
Related party notes receivable—current	—	1,544	—	—	2,813	4,357
Related party notes receivable	—	19,056	—	—	3,600	22,656
Accounts payable—related party	—	—	—	13	—	13
Tax receivable agreement liability	1,880	—	—	1,880	—	3,760
Other liabilities	384	7,907	—	—	—	8,291

(in thousands)	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total
Condensed Consolidated Statements of Income

Three Months Ended June 30, 2025
Revenue	$—	$—	$49	$113	$—	$162
Interest expense, net	(2,031)	(486)	—	—	—	(2,517)

Six Months Ended June 30, 2025
Revenue	$—	$—	$74	$178	$—	$252
Interest expense, net	(4,001)	(956)	—	—	—	(4,957)

Condensed Consolidated Balance Sheets

As of December 31, 2025
Related party accounts receivable	$—	$424	$942	$133	$—	$1,499
Related party notes receivable—current	—	1,544	—	—	2,109	3,653
Related party notes receivable	4,654	24,545	—	—	4,405	33,604
Accounts payable—related party	—	—	102	5	—	107
Long-term debt, net—related party	112,471	31,261	—	—	—	143,732
Other liabilities	384	7,907	—	—	—	8,291

HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The following table sets forth a summary of transactions and balances with significant related parties as of December 31, 2025 and 2024:

	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total

For the year ended December 31, 2025
Consolidated statement of income
Revenue	$—	$—	$130	$315	$—	$445
Interest expense, net	(8,232)	(1,986)	—	—	—	(10,218)

As of December 31, 2025
Consolidated balance sheet
Related party accounts receivable	—	424	942	133	—	1,499
Related party notes receivable—current	—	1,544	—	—	2,109	3,653
Related party notes receivable	4,654	24,545	—	—	4,405	33,604
Accounts payable—related party	—	—	102	5	—	107
Long-term debt, net—related party	112,471	31,261	—	—	—	143,732
Other liabilities	384	7,907	—	—	—	8,291

	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total

For the year ended December 31, 2024
Consolidated statement of income
Revenue	$—	$3,406	$132	$77	$—	$3,615
Interest expense, net	(7,616)	(1,686)	—	—	—	(9,302)

As of December 31, 2024
Consolidated balance sheet
Related party accounts receivable	—	1,136	974	—	222	2,332
Related party notes receivable—current	—	1,500	—	—	2,179	3,679
Related party notes receivable	4,299	22,694	—	—	4,754	31,747
Accounts payable—related party	—	—	69	124	358	551
Long-term debt, net—related party	103,767	28,143	—	—	—	131,910
Other liabilities	514	8,162	—	—	—	8,676